Fair Value Measurements And Disclosure (Long-Term Debt And Other Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Bank borrowings	$ 0	$ 4
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and debentures	155,209	161,109
Bank borrowings	0	4
Investment securities	3,249	3,723
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and debentures	187,224	182,124
Bank borrowings	0	4
Investment securities	$ 3,249	$ 3,723